Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Accumulated amortization of intangible assets	$ 15,279	$ 14,869